LEASE - Maturity (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Non-currrent lease maturity
Total	R$ 835,873
2022
Non-currrent lease maturity
Total	40,244
2023
Non-currrent lease maturity
Total	153,623
2024
Non-currrent lease maturity
Total	147,866
2025
Non-currrent lease maturity
Total	379,113
2026
Non-currrent lease maturity
Total	37,864
After 2026
Non-currrent lease maturity
Total	R$ 77,163